Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 432,000	$ 413,000	$ 403,000
Income Tax Examination, Penalties and Interest Expense	2,000		(500)
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	532,000	518,000	517,000
Additions based on tax positions related to the current year	80,000	76,000	74,000
Additions for tax positions of prior years	16,000	14,000	4,000
Reductions for tax positions of prior years	0	0	0
Reductions due to statute of limitations	(70,000)	(76,000)	(77,000)
December 31 Balance	558,000	532,000	518,000
Income Tax Examination, Penalties and Interest Accrued	$ 69,000	$ 67,000	$ 67,000